Reportable segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of geographic operating segments

	The Year Ended
	December 31, 2024	December 31, 2023
Revenue
Australia	$2,929,943	$2,876,251
United States	1,300	271,512
Total revenue	$2,931,243	$3,147,763

	The Year Ended
	December 31, 2024	December 31, 2023
Loss from operations
Australia	$(2,110,363)	$(1,007,824)
United States	(1,086,677)	(1,131,254)
Total loss from operations	$(3,197,040)	$(2,139,078)

Schedule of reconciliation geographic segment operating income

	The Year Ended
	December 31, 2024	December 31, 2023
Loss from operations	$(3,197,040)	$(2,139,078)
Other	319,906	90,720
Interest income	63,689	53,763
Interest expense	(244,166)	(260,473)
Loss before income taxes	(3,057,611)	(2,255,068)
Income tax benefits	486,278	241,111
Net loss	$(2,571,333)	$(2,013,957)

	The Year Ended
	December 31, 2024	December 31, 2023
Depreciation and Amortization
Australia	$445,555	$236,598
United States	4,355	15,576
Total	$449,910	$252,174
	The Year Ended
Capital Expenditures	December 31, 2024	December 31, 2023
Australia	$3,247	$1,447
United States	—	—
Total	$3,247	$1,447

	The Year Ended
Total Assets	December 31, 2024	December 31, 2023
Australia	$7,563,548	$6,029,510
United States	572,096	177,787
Eliminations	(3,180,271)	(1,275,483)
Total	$4,955,373	$4,931,814

Schedule of disaggregation of revenue

	The Year Ended
	December 31, 2024	December 31, 2023
Revenue
Brand products – Australia	$2,884,636	$2,790,125
Brand products – United States	1,300	5,517
Total brand products	2,885,936	2,795,642
E-commerce - Australia	45,307	86,126
E-commerce - United States	—	265,995
Total e-commerce products	45,307	352,121
Total revenue	$2,931,243	$3,147,763